Document and Entity Information	Feb. 26, 2020
Cover [Abstract]
Entity Registrant Name	ANSYS INC
Amendment Flag	true
Entity Central Index Key	0001013462
Document Type	8-K/A
Document Period End Date	Feb. 26, 2020
Entity Incorporation, State or Country Code	DE
Entity File Number	0-20853
Entity Tax Identification Number	04-3219960
Entity Address, Address Line One	2600 ANSYS Drive
Entity Address, City or Town	Canonsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15317
City Area Code	844
Local Phone Number	462-6797
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	ANSS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amended 8-K”) is being filed for the purpose of amending and restating Item 2.02 and 9.01(d) of the Current Report on Form 8-K filed by ANSYS, Inc. on February 26, 2020 (the “Original 8-K”) to remove an incorrect reference to fiscal year 2020 and to include a correct hyperlink for Exhibit 99.2, which linked to a previous quarter’s prepared remarks in the Original 8-K. The correct hyperlink for Exhibit 99.2 is included herein under Item 9.01(d). Except as specifically stated herein, the Original 8-K remains unchanged. In accordance with Rule 12b-15 of the Securities Exchange Act of 1934, as amended, the complete text of Item 2.02. and Item 9.01(d) of the Original 8-K, as amended by this Amended 8-K, is set forth below.